CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares shares in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, no par value
Number of authorized shares not disclosed	true	true
Ordinary shares, issued	11,052	11,052
Ordinary shares, outstanding	11,052	11,052